Cover Page	Nov. 26, 2019
Cover page.
Entity Registrant Name	American Woodmark Corporation
Entity Central Index Key	0000794619
Entity Address, Address Line One	561 Shady Elm Road,
Entity Incorporation, State or Country Code	VA
Document Type	8-K
Document Period End Date	Nov. 26, 2019
City Area Code	540
Local Phone Number	665-9100
Entity File Number	000-14798
Entity Tax Identification Number	54-1138147
Entity Address, City or Town	Winchester,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22602
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false